NET LOSS PER SHARE (Details 1) - shares	3 Months Ended				12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022		Dec. 31, 2021
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	7,766,234		6,144,473		7,812,178	[1]	5,489,492	[1]
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	3,830,932		3,970,385		4,267,746		3,314,715
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	21,145,000	[2]	21,145,000	[2]		[3]		[3]
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	9,729,163	[2]	9,729,163	[2]		[3]		[3]

[1]	If the Company had reported net income, the calculation of these per share amounts would have included the dilutive effect of these Common Stock equivalents using the treasury stock method for stock options.
[2]	The Convertible Notes and warrants referred to in Notes 10 and 13 were also excluded on an as converted basis because their effect would have been anti-dilutive.
[3]	The Convertible Notes and Warrants referred to in Notes 13 and 17, respectively, were also excluded on an as converted basis because their effect would have been anti-dilutive.